UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		July 28, 2010
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		97
						----

Form 13F Information Table Value Total:		$128,412
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4	Column 5		Column 6	Column 7	Column 8
-----------------------	--------	---------	--------	-------------------	----------	--------	------------------
							Value		Shares/	SH/	Put/	Investment	Other		Voting Authority
Name of Issuer		Class		CUSIP		(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole 	Shared	 None
--------------		-----		-----		--------	-------	---	----	----------	--------	----  ------	 ----
AARON'S INC		COM		002535201	593		34724	SH		Sole				2025		32699
ABIOMED INC		COM		003654100	495		51150	SH		Sole				3150		48000
ACE LTD			SHS		h0023r105	727		14120	SH		Sole				14120
ACORDA THERAPEUTICS INC	COM		00484m106	492		15800	SH		Sole				950		14850
ADVANCED AUTO PARTS	COM		00751y106	4193		83560	SH		Sole				24960		58600
ALASKA AIR GROUP INC.	COM		011659109	492		10950	SH		Sole				650		10300
ALLOS THERAPEUTICS INC	COM		019777101	402		65650	SH		Sole				4000		61650
ALTRIA GROUP INC	COM		02209s103	207		10350	SH		Sole				10350
AMETEK INC		COM		031100100	2279		56750	SH		Sole				8300		48450
AMGEN INC 		COM		031162100	576		10950	SH		Sole				10950
AON CORP		COM		037389103	249		6710	SH		Sole				6710
APPLE INC		COM		037833100	3245		12900	SH		Sole				1950		10950
APPLIED MATERIALS INC	COM		038222105	3574		297350	SH		Sole				62550		234800
ARRAY BIOPHARMA INC	COM		04269x105	475		155750	SH		Sole				9550		146200
ATWOOD OCEANICS		COM		050095108	408		16000	SH		Sole				1100		14900
BAKER HUGHES INTL	COM		057224107	3714		89350	SH		Sole				24950		64400
BALLY TECHNOLOGIES INC	COM		05874b107	611		18850	SH		Sole				1700		17150
BANK OF NY MELLON CORP	COM		064058100	475		19250	SH		Sole				19250
BAXTER INTL INC		COM		071813109	3119		76750	SH		Sole				16300		60450
BHP BILLITON LTD ADR	SPONS ADR	088606108	3003		48450	SH		Sole				10550		37900
BIOMARIN PHARMA INC	COM		09061g101	468		24700	SH		Sole				1650		23050
CAL-MAINE FOODS INC	COM		128030202	825		25850	SH		Sole				2050		23800
CHARLES SCHWAB CORP	COM		808513105	225		15850	SH		Sole				15850
COMCAST CORP		CL A		20030n101	665		38264	SH		Sole				38264
COMTECH TELECOM CORP	COM		205826209	633		21150	SH		Sole				1650		19500
CONOCOPHILLIPS		COM		20825c104	326		6640	SH		Sole				6640
COVIDIEN LTD		SHS		g2554f105	2857		71110	SH		Sole				11260		59850
CVS CAREMARK CORP	COM		126650100	264		9010	SH		Sole				9010
DELL INC		COM		24702r101	474		39320	SH		Sole				39320
DIRECTV GROUP INC	COM CL A	25490a101	404		11910	SH		Sole				11910
DUN & BRADSTREET CORP	COM		26483e100	262		3900	SH		Sole				3900
ELECTRONIC ARTS INC COM	COM		285512109	2655		184350	SH		Sole				39350		145000
EMC CORP		COM		268648102	3908		213550	SH		Sole				29700		183850
ENTEGRIS INC		COM		29362u104	495		124650	SH		Sole				7950		116700
ERICSSON L M ADS	ADR B		294821608	319		28940	SH		Sole				28940
EXXON MOBIL CORP	COM		30231G102	2999		52550	SH		Sole				7100		45450
FAIR ISAAC & CO		COM		303250104	783		35950	SH		Sole				2100		33850
FEDERATED INVESTORS INC	CL B		314211103	585		28250	SH		Sole				1700		26550
FINANCIAL ENGINES INC	COM		317485100	630		46350	SH		Sole				3750		42600
FOREST LABS INC		COM		345838106	634		23130	SH		Sole				23130
FTI CONSULTING INC	COM		302941109	680		15600	SH		Sole				900		14700
GENERAL DYNAMICS CORP	COM		369550108	478		8170	SH		Sole				8170
GILEAD SCIENCES INC COM	COM		375558103	3291		96000	SH		Sole				21900		74100
GOOGLE INC		CL A		38259p508	3146		7070	SH		Sole				1170		5900
GRAFTECH INTL LTD	COM		384313102	796		54450	SH		Sole				3400		51050
GULFMARK OFFSHORE INC	CL A		402629208	242		9250	SH		Sole				750		8500
HANOVER INS GROUP INC	COM		410867105	779		17900	SH		Sole				1100		16800
HESS CORP		COM		42809h107	508		10100	SH		Sole				10100
HEWLETT-PACKARD CO	COM		428236103	3529		81550	SH		Sole				12400		69150
IMMUCOR INC		COM		452526106	660		34650	SH		Sole				2100		32550
IMMUNOGEN INC		COM		45253h101	484		52200	SH		Sole				3200		49000
INFORMATICA CORP	COM		45666q102	783		32800	SH		Sole				2900		29900
INVESCO LTD		SHS		g491bt108	2125		126250	SH		Sole				18400		107850
ITT EDUCATL SVCS INC	COM		45068b109	2893		34850	SH		Sole				7300		27550
J P MORGAN CHASE & CO	COM		46625h100	604		16490	SH		Sole				16490
KAR AUCTION SRVS INC	COM		48238t109	600		48500	SH		Sole				1800		46700
KBR INC			COM		48242w106	563		27700	SH		Sole				1900		25800
KNIGHT CAPTL GROUP INC	CL A		499005106	674		48900	SH		Sole				3800		45100
L-3 COMMNCTNS HLDGS INC	COM		502424104	2830		39950	SH		Sole				5700		34250
LIBERTY MEDIA STARZ A	COM CL A	53071m708	816		15741	SH		Sole				3041		12700
MARATHON OIL		COM		565849106	616		19800	SH		Sole				19800
MASTERCARD INC		CL A		57636q104	2560		12830	SH		Sole				3180		9650
MAXIMUS INC		COM		577933104	842		14550	SH		Sole				850		13700
MEDNAX INC		COM		58502b106	695		12500	SH		Sole				750		11750
MEDTRONIC INC COM	COM		585055106	488		13450	SH		Sole				13450
MERCK & CO INC		COM		58933Y105	3563		101900	SH		Sole				14650		87250
MICROMET INC		COM		59509c105	1795		287608	SH		Sole				57800		229808
MICROSOFT CORP		COM		594918104	3788		164615	SH		Sole				47965		116650
MOLSON COORS BREWING	CL B		60871r209	259		6110	SH		Sole				6110
MONTPELIER RE HLDS LTD	SHS		g62185106	684		45800	SH		Sole				2850		42950
MYRIAD GENETICS INC	COM		62855j104	497		33250	SH		Sole				1800		31450
NASDAQ OMX GROUP INC	COM		631103108	2719		152900	SH		Sole				22050		130850
OMNICARE INC 		COM		681904108	235		9900	SH		Sole				9900
ONYX PHARMA INC		COM		683399109	2418		112000	SH		Sole				18500		93500
PARTNERRE LTD		COM		g6852t105	627		8940	SH		Sole				8940
PERKINELMER INC		COM		714046109	697		33700	SH		Sole				2850		30850
PHILIP MORRIS INTL	COM		718172109	3525		76900	SH		Sole				17000		59900
POTASH CORP OF SASK	COM		73755l107	204		2370	SH		Sole				2370
QUALCOMM INC		COM		747525103	3067		93400	SH		Sole				20700		72700
REDWOOD TRUST INC	COM		758075402	431		29450	SH		Sole				1750		27700
RITCHIE BRS AUCTNRS INC	COM		767744105	595		32650	SH		Sole				2700		29950
SEALED AIR CORP		COM		81211k100	684		34700	SH		Sole				2900		31800
SERVICE CORP INTL	COM		817565104	666		90000	SH		Sole				5700		84300
SNAP-ON INC		COM		833034101	661		16150	SH		Sole				1300		14850
SPDR GOLD TRUST ETF	GOLD SHS	78463v107	523		4300	SH		Sole				4300
SRA INTERNATIONAL INC	CL A		78464r105	681		34600	SH		Sole				1300		33300
STATE STREET CORP	COM		857477103	2408		71200	SH		Sole				14650		56550
STERIS CORP		COM		859152100	761		24500	SH		Sole				2050		22450
SYCAMORE NETWORKS INC	COM		871206405	213		12804	SH		Sole				840		11964
SYMANTEC CORP		COM		871503108	276		19900	SH		Sole				19900
SYNOPSYS INC		COM		871607107	3269		156650	SH		Sole				30850		125800
TESORO CORP		COM		881609101	546		46750	SH		Sole				2900		43850
TRIMBLE NAVIGATION LTD	COM		896239100	2323		82950	SH		Sole				12600		70350
TYCO INTERNATIONAL LTD	SHS		h89128104	316		8980	SH		Sole				8980
WAL-MART STORES INC	COM		931142103	3233		67250	SH		Sole				9850		57400
YAHOO INC		COM		984332106	2091		151050	SH		Sole				21800		129250
ZIMMER HOLDINGS INC	COM		98956p102	3235		59850	SH		Sole				8700		51150